Restructuring	3 Months Ended	12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011
Restructuring [Abstract]
Restructuring
Note D — Restructuring
During calendar 2010, the Company announced its plan to restructure its coffee, fruit spreads, and Canadian pickle and condiments operations as part of its ongoing efforts to enhance the long-term strength and profitability of its leading brands. The initiative is a long-term investment to optimize production capacity and lower the overall cost structure. It includes capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio, and consolidation of coffee production in New Orleans, Louisiana. The Company’s pickle and condiments production will be transitioned to third-party manufacturers.
The Company expects to incur restructuring costs of approximately $235.0 million, of which $127.2 million has been incurred through July 31, 2011. The balance of the costs is anticipated to be recognized over the next three fiscal years.
Upon completion in 2014, the restructuring plan will result in a reduction of approximately 850 full-time positions and the closing of six of the Company’s facilities — Memphis, Tennessee; Ste.
Marie, Quebec; Sherman, Texas; Kansas City, Missouri; Dunnville, Ontario; and Delhi Township, Ontario. The Sherman facility closed in April 2011.
The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198
Charge to expense	9,655	5,785	1,988	1,738	397	19,563
Cash payments	0	(3,505)	(1,988)	(1,738)	(397)	(7,628)
Noncash utilization	(9,655)	(909)	0	0	0	(10,564)

Balance at July 31, 2011	$0	$11,569	$0	$0	$0	$11,569

Remaining expected restructuring charge	$50,906	$17,066	$14,913	$16,052	$8,832	$107,769

Total restructuring charges of $19,563 and $27,557 in the three months ended July 31, 2011 and 2010, respectively, were reported in the Condensed Statements of Consolidated Income. Of the total restructuring charges, $9,666 and $9,453 were reported in cost of products sold in the three months ended July 31, 2011 and 2010, respectively, while the remaining charges were reported in other restructuring costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that will be used at the affected production facilities until they are closed or sold.
Expected employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Condensed Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans, see Note J — Pensions and Other Postretirement Benefits.
Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the Company’s restructuring initiative and are expensed as incurred.

Note D: Restructuring
During 2010, the Company announced its plan to restructure certain operations as part of its ongoing efforts to enhance the long-term strength and profitability of its leading brands. The initiative is a long-term investment to optimize production capacity and lower the overall cost structure and includes capital investments for a new state-of-the-art food manufacturing facility in Orrville, Ohio, and consolidation of coffee production in New Orleans, Louisiana. The Company expects to incur restructuring costs of approximately $190.0 million related to this plan.
In 2011, the Company expanded its restructuring plan and committed to an initiative to improve the overall cost structure of its Canadian pickle and condiments operations by transitioning production to third-party manufacturers in the U.S. The Company expects to incur additional restructuring costs of approximately $45.0 million related to this initiative.
The Company expects total restructuring costs of approximately $235.0 million, of which $107.7 million has been incurred through April 30, 2011. The balance of the costs is anticipated to be recognized over the next three fiscal years.
Upon completion, the restructuring will result in a reduction of approximately 850 full-time positions and the closing of six of the Company’s facilities — Memphis, Tennessee; Ste. Marie, Quebec; Sherman, Texas; Kansas City, Missouri; Dunnville, Ontario; and Delhi Township, Ontario. The Sherman facility closed in April 2011.
The following table summarizes the restructuring activity, including the reserves established and the total amount expected to be incurred.

			Site Preparation
	Long-Lived	Employee	and Equipment	Production
	Asset Charges	Separation	Relocation	Start-up	Other Costs	Total

Total expected restructuring charge	$118,000	$60,000	$23,500	$23,000	$10,500	$235,000

Balance at May 1, 2009	$0	$0	$0	$0	$0	$0
Charge to expense	3,870	1,139	407	16	279	5,711
Cash payments	0	(50)	(407)	(16)	(279)	(752)
Noncash utilization	(3,870)	0	0	0	0	(3,870)

Balance at April 30, 2010	$0	$1,089	$0	$0	$0	$1,089
Charge to expense	53,569	36,010	6,192	5,194	992	101,957
Cash payments	0	(18,361)	(6,192)	(5,194)	(992)	(30,739)
Noncash utilization	(53,569)	(8,540)	0	0	0	(62,109)

Balance at April 30, 2011	$0	$10,198	$0	$0	$0	$10,198

Remaining expected restructuring charge	$60,561	$22,851	$16,901	$17,790	$9,229	$127,332

Total restructuring charges of $102.0 million and $5.7 million in 2011 and 2010, respectively, were reported in the Statements of Consolidated Income. Of the total restructuring charges, $54.1 million and $3.9 million were reported in cost of products sold in 2011 and 2010, respectively, while the remaining charges were reported in other restructuring costs. The restructuring costs classified as cost of products sold primarily include long-lived asset charges for accelerated depreciation related to property, plant, and equipment that will be used at the affected production facilities until they are closed or sold.
Expected employee separation costs include severance, retention bonuses, and pension costs. Severance costs and retention bonuses are being recognized over the estimated future service period of the affected employees. The obligation related to employee separation costs is included in other current liabilities in the Consolidated Balance Sheets. For additional information on the impact of the restructuring plan on defined benefit pension and other postretirement benefit plans, see Note H: Pensions and Other Postretirement Benefits.
Other costs include professional fees, costs related to closing the facilities, and miscellaneous expenditures associated with the Company’s restructuring initiative and are expensed as incurred.
The Company incurred total restructuring costs of approximately $10.2 million in 2009, related to a separate restructuring program completed in 2009, consisting primarily of a $9.1 million noncash defined benefit pension settlement charge.